Plant Relocation (Tables)	12 Months Ended
Dec. 31, 2012
Plant Relocation [Abstract]
Schedule of Plant Relocation Financial Statement Impact
A summary of the financial statement impact associated with the Kelsterbach plant relocation is as follows:

	Year Ended December 31,			Total From Inception Through
	2012	2011	2010	December 31, 2012
	(In $ millions)
Deferred proceeds (1)	—	158	—	907
Costs expensed	7	47	26	113
Costs capitalized (2)	35	171	305	1,127
Lease buyout	—	—	22	22
Employee termination benefits	—	8	—	8
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(1)
Included in noncurrent Other liabilities in the consolidated balance sheets. Amounts reflect the US dollar equivalent at the time of receipt. Upon transfer of title to Fraport, the deferred proceeds will be recognized in the consolidated statements of operations. Such proceeds will be reduced by assets of €22 million included in Property, plant and equipment, net and €87 million included in noncurrent Other assets in the consolidated balance sheets, to be transferred to Fraport or otherwise disposed.

(2)	Includes a decrease in accrued capital expenditures of $14 million, $33 million and $7 million for the years ended December 31, 2012, 2011 and 2010, respectively.